New Accounting Principles Not Yet in Effect - Summary of Accounting Standards (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
Amendments to IFRS 2 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
Amendments to IAS 40 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
Annual Improvements to IFRS Standards [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
IFRIC 22 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2018
IFRS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective date of new and revised IFRS	Jan. 01, 2019